Income tax (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

Recognised in profit or loss	2019	2018	2017
Current income tax
Current income tax charge	(2,981)	(2,315)	(3,397)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(2,718)	(2,962)	(3,154)

Deferred tax
Relating to origination and reversal of temporary differences	(2,288)	2,596	3,401

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(7,987)	(2,681)	(3,150)

Schedule of Reconciliation Related to Income Tax Expense
The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the consolidated financial statements is as follows:

	2019	2018	2017
Profit before tax from continuing operations	12,272	16,217	15,720

Income tax expense at statutory income tax rate of 20%	(2,454)	(3,243)	(3,144)

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position.	(2,718)	(2,962)	(3,154)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	(1,277)	4,008	4,783
Non-deductible expenses for tax purposes	(1,347)	(3,625)	(1,755)
Non-deductible interest expense	(229)	(363)	(254)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements	—	3,460	112
Effect of different tax rates	155	(12)	262
Change in tax rate	(117)	56	—

At the effective income tax rate of 65.1% (16.5% in 2018, 20.0% in 2017) income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(7,987)	(2,681)	(3,150)

Schedule of Deferred Tax Assets and Liabilities
The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2019
Deferred tax assets
Property, plant and equipment	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventory	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Net operating loss carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant and equipment	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventory	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

	January 1, 2018	Adjustment on initial application of IFRS 9	January 1, 2018 adjusted for the effect of IFRS 9	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2018
Deferred tax assets
Property, plant and equipment	759	—	759	(373)	—	386
Rehabilitation provision	802	—	802	(29)	—	773
Inventory	179	—	179	1,537	—	1,716
Trade and other receivables	735	—	735	52	3	790
Loans and borrowings	313	822	1,135	(815)	—	320
Lease liabilities	983	—	983	(141)	1	843
Trade and other payables and other liabilities	656	—	656	213	—	869
Net operating loss carry-forwards	7,972	—	7,972	5,646	5	13,623
Other	86	—	86	(15)	3	74

Deferred tax liabilities
Property, plant and equipment	(15,869)	—	(15,869)	429	(28)	(15,468)
Mineral licenses	(6,652)		(6,652)	276	—	(6,376)
Inventory	(801)	—	(801)	(28)	(5)	(834)
Trade and other receivables	(330)	—	(330)	(160)	(9)	(499)
Loans and borrowings	(112)	50	(62)	(3,835)	(1)	(3,898)
Trade and other payables and other liabilities	(119)	—	(119)	(161)	(57)	(337)

Deferred tax assets (liabilities), net	(11,398)	872	(10,526)	2,596	(88)	(8,018)

	January 1, 2017	Tax benefit (expense) during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2017
Deferred tax assets
Property, plant and equipment	677	81	1	759
Rehabilitation provision	694	108	—	802
Inventory	193	(9)	(5)	179
Trade and other receivables	831	(92)	(4)	735
Loans and borrowings	118	195	—	313
Lease liabilities	1,121	(138)	—	983
Trade and other payables and other liabilities	700	(31)	(13)	656
Net operating loss carry-forwards	4,715	3,248	9	7,972
Other	59	26	1	86

Deferred tax liabilities
Property, plant and equipment	(15,665)	(193)	(11)	(15,869)
Mineral licenses	(7,216)	564	—	(6,652)
Inventory	(684)	(117)	—	(801)
Trade and other receivables	(124)	(207)	1	(330)
Loans and borrowings	(103)	(9)	—	(112)
Trade and other payables and other liabilities	(96)	(25)	2	(119)

Deferred tax assets (liabilities), net	(14,780)	3,401	(19)	(11,398)

Schedule of Deferred Tax Assets and Liabilities Recognized
Recognised in the consolidated statement of financial position:

	December 31, 2019	December 31, 2018
Deferred tax assets	3,648	5,488
Deferred tax liabilities	(13,877)	(13,506)

Deferred tax liabilities, net	(10,229)	(8,018)